Annual Total Returns- Transamerica Sustainable Equity Income (Class I2) [BarChart] - Class I2 - Transamerica Sustainable Equity Income - I2	2014	2015	2016	2017	2018	2019	2020
Total	11.29%	(2.69%)	14.92%	16.22%	(12.07%)	23.43%	(7.54%)